UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 445 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     January 30, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     54

Form13F Information Table Value Total:     $825,343 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


     28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101    36633   636661 SH       SOLE                   458377            178284
ABB Ltd- Spon ADR           COM                 000375204    16754  1116180 SH       SOLE                   792565            323615
ABB Ltd- Spon ADR           COM                 000375204     3605   240200 SH       DEFINED 01             240200
Accenture Ltd.              COM                 G1150G111    23682   722226 SH       SOLE                   509768            212458
Accenture Ltd.              COM                 G1150G111     1639    50000 SH       DEFINED 01              50000
Agilent Technologies Inc.   COM                 00846u101    16050  1026873 SH       SOLE                   733425            293448
Agilent Technologies Inc.   COM                 00846u101     2298   147000 SH       DEFINED 01             147000
Allegheny Technologies Inc  COM                 01741R102    15334   600645 SH       SOLE                   425380            175265
Apache Corporation          COM                 037411105    19906   267086 SH       SOLE                   197027             70059
Baker Hughes Inc.           COM                 057224107     9661   301247 SH       SOLE                   212934             88313
Bank of America Corp.       COM                 060505104    13753   976748 SH       SOLE                   704588            272160
Bank of America Corp.       COM                 060505104     3520   250000 SH       DEFINED 01             250000
Baxter International Inc.   COM                 071813109    14477   270136 SH       SOLE                   196390             73746
Cameron International Corp. COM                 13342B105    30283  1477241 SH       SOLE                  1019761            457480
Cameron International Corp. COM                 13342B105     8200   400000 SH       DEFINED 01             400000
Cardinal Health Inc.        COM                 14149Y108    27053   784829 SH       SOLE                   556210            228619
Carnival Corp.              COM                 143658300    25199  1036125 SH       SOLE                   732120            304005
Carnival Corp.              COM                 143658300     2432   100000 SH       DEFINED 01             100000
Cigna Corp                  COM                 125509109    15918   944717 SH       SOLE                   671251            273466
Cisco Systems Inc.          COM                 17275R102     1630   100000 SH       DEFINED 01             100000
Citigroup Inc.              COM                 172967101     7155  1066381 SH       SOLE                   763557            302824
CVS/Caremark Corp.          COM                 126650100    35357  1230240 SH       SOLE                   868705            361535
CVS/Caremark Corp.          COM                 126650100     2874   100000 SH       DEFINED 01             100000
Eaton Corp.                 COM                 278058102    19814   398584 SH       SOLE                   279881            118703
Goldman Sachs Group Inc.    COM                 38141G104    29409   348493 SH       SOLE                   240808            107685
Goldman Sachs Group Inc.    COM                 38141G104     8439   100000 SH       DEFINED 01             100000
Harris Corp.                COM                 413875105     7610   200000 SH       DEFINED 01             200000
Harris Corp.                COM                 413875105    20051   526977 SH       SOLE                   373234            153743
Hewlett-Packard Company     COM                 428236103    40076  1104315 SH       SOLE                   790424            313891
Hewlett-Packard Company     COM                 428236103     5443   150000 SH       DEFINED 01             150000
Kinetic Concepts Inc.       COM                 49460W208    12756   665065 SH       SOLE                   473750            191315
Macy's Inc.                 COM                 55616p104    13325  1287417 SH       SOLE                   912693            374724
Microsoft Corp.             COM                 594918104    18084   930261 SH       SOLE                   661892            268369
Mueller Water Products, Inc.COM                 624758207      112    13219 SH       SOLE                    13219
Nike Inc. Cl B              COM                 654106103    50840   996864 SH       SOLE                   701884            294980
Nokia Corp-Spon ADR         COM                 654902204    19728  1264607 SH       SOLE                   906004            358603
Oaktree Captial Group LLC   COM                 674001102     2137   112500 SH       DEFINED 01             112500
Quest Diagnostics           COM                 74834L100    41067   791115 SH       SOLE                   560050            231065
Quest Diagnostics           COM                 74834L100     5181    99800 SH       DEFINED 01              99800
Schlumberger Ltd.           COM                 806857108    24356   575393 SH       SOLE                   406618            168775
SPDR Trust Series I         COM                 78462F103     4715    52255 SH       SOLE                     8155             44100
Starwood Hotels & Resorts   COM                 85590a401     6077   339515 SH       SOLE                   240170             99345
Terex Corp.                 COM                 880779103    11745   678102 SH       SOLE                   479440            198662
Textron Inc.                COM                 883203101    14687  1058935 SH       SOLE                   751405            307530
Textron Inc.                COM                 883203101     3479   250799 SH       DEFINED 01             250799
Union Pacific Corp.         COM                 907818108    14740   308365 SH       SOLE                   217935             90430
United Parcel Service Inc.  COM                 911312106    23481   425686 SH       SOLE                   304190            121496
United Technologies Corp.   COM                 913017109    24502   457126 SH       SOLE                   323921            133205
United Technologies Corp.   COM                 913017109     5360   100000 SH       DEFINED 01             100000
USG Corp.                   COM                 903293405     6374   792813 SH       SOLE                   559745            233068
USG Corp.                   COM                 903293405     1629   202600 SH       DEFINED 01             202600
WABCO Holdings Inc.         COM                 92927K102    11602   734791 SH       SOLE                   521153            213638
Wells Fargo & Co.           COM                 949746101    24056   816023 SH       SOLE                   566335            249688
XTO Energy Inc.             COM                 98385x106    21055   596970 SH       SOLE                   422785            174185